SUPPLEMENT DATED JULY 1, 2001
                TO THE PROSPECTUSES OF FRANKLIN TEMPLETON FUNDS

               FRANKLIN HIGH INCOME TRUST (AGE HIGH INCOME FUND)
                            DATED OCTOBER 1, 2000/1,/2
            FRANKLIN MANAGED TRUST (FRANKLIN RISING DIVIDENDS FUND)
                             DATED FEBRUARY 1, 2001/2
 FRANKLIN MUTUAL SERIES FUND INC. (MUTUAL DISCOVERY AND MUTUAL EUROPEAN FUNDS)
                                DATED MAY 1, 2001
   FRANKLIN STRATEGIC SERIES (FRANKLIN BIOTECHNOLOGY DISCOVERY FUND), DATED
                               SEPTEMBER 1, 2000,
                       AS SUPPLEMENTED JANUARY 8, 2001/1,/2
                    FRANKLIN TEMPLETON INTERNATIONAL TRUST
   (TEMPLETON FOREIGN SMALLER COMPANIES AND TEMPLETON PACIFIC GROWTH FUNDS)
                              DATED MARCH 1, 2001/2
  FRANKLIN VALUE INVESTORS TRUST (FRANKLIN BALANCE SHEET INVESTMENT, FRANKLIN
                               LARGE CAP VALUE,
              FRANKLIN MICRO CAP VALUE, AND FRANKLIN VALUE FUNDS)
                              DATED MARCH 1, 2001/2
                TEMPLETON FUNDS, INC. (TEMPLETON FOREIGN FUND),
                            DATED JANUARY 1, 2001/2,/3
                 TEMPLETON FUNDS, INC. (TEMPLETON WORLD FUND)
                            DATED JANUARY 1, 2001/2,/3
    TEMPLETON GLOBAL INVESTMENT TRUST (TEMPLETON INTERNATIONAL FUND), DATED
                                 AUGUST 1, 2000,
                     AS SUPPLEMENTED FEBRUARY 28, 2001/1,/2,/3
    TEMPLETON GLOBAL INVESTMENT TRUST (TEMPLETON LATIN AMERICA FUND), DATED
                                 AUGUST 1, 2000,
                      AS SUPPLEMENTED NOVEMBER 8, 2000/1,/2,/3
                      TEMPLETON GLOBAL OPPORTUNITIES TRUST
                                DATED MAY 1, 2001
                 TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
                            DATED JANUARY 1, 2001/2,/3
              TEMPLETON GROWTH FUND, INC., DATED JANUARY 1, 2001,
                       AS SUPPLEMENTED JANUARY 22, 2001/2,/3
            TEMPLETON DEVELOPING MARKETS TRUST, DATED MAY 1, 2001/3
       (EACH AS MAY BE FURTHER SUPPLEMENTED OR AMENDED FROM TIME-TO-TIME)

Effective September 17, 2001, a fee of 2% of redemption proceeds will be assessed upon Market Timers (as defined in the Prospectus under the section "ACCOUNT POLICIES - MARKET TIMERS") who redeem or exchange their shares of the Fund within 90 days of purchase. The fee is paid to the Fund to help offset the transaction costs of frequent trading and to protect long-term shareholders of the Fund.

This redemption fee does not apply to 401(k) participant accounts, accounts not held individually through Franklin Templeton Investor Services, LLC, and accounts under the automatic dividend reinvestment program and the systematic withdrawal program.

1. As supplemented January 2, 2001
2. As supplemented March 28, 2001
3. As supplemented June 1, 2001

               Please keep this supplement for future reference.




                   SUPPLEMENT DATED JULY 1, 2001
          TO THE PROSPECTUSES OF FRANKLIN TEMPLETON FUNDS

 FRANKLIN HIGH INCOME TRUST (AGE HIGH INCOME FUND - ADVISOR CLASS)
                      DATED OCTOBER 1, 2000/1,/2
   FRANKLIN MUTUAL SERIES FUND INC. (MUTUAL DISCOVERY AND MUTUAL
                     EUROPEAN FUNDS - CLASS Z)
                         DATED May 1, 2001
 FRANKLIN TEMPLETON INTERNATIONAL TRUST (TEMPLETON FOREIGN SMALLER
                           COMPANIES AND
  TEMPLETON PACIFIC GROWTH FUNDS - ADVISOR CLASS), DATED MARCH 1,
                               2001/2
 FRANKLIN VALUE INVESTORS TRUST (FRANKLIN BALANCE SHEET INVESTMENT
             AND FRANKLIN VALUE FUNDS - ADVISOR CLASS)
                       DATED MARCH 1, 2001/2
  TEMPLETON FUNDS, INC. (TEMPLETON FOREIGN FUND - ADVISOR CLASS)
                     DATED JANUARY 1, 2001/2,/3
 TEMPLETON GLOBAL INVESTMENT TRUST (TEMPLETON INTERNATIONAL FUND -
                          ADVISOR CLASS)
   DATED AUGUST 1, 2000, AS SUPPLEMENTED FEBRUARY 28, 2001/1,/2,/3 TEMPLETON GLOBAL INVESTMENT TRUST (TEMPLETON LATIN AMERICA FUND -
                          ADVISOR CLASS)
    DATED AUGUST 1, 2000, AS SUPPLEMENTED NOVEMBER 8, 2000/1,/2,/3 TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC. - ADVISOR CLASS
                     DATED JANUARY 1, 2001/2,/3
   TEMPLETON GROWTH FUND, INC. - ADVISOR CLASS, DATED JANUARY 1,
                               2001,
                AS SUPPLEMENTED JANUARY 22, 2001/2,/3
        TEMPLETON DEVELOPING MARKETS TRUST - ADVISOR CLASS
                        DATED MAY 1, 2001/3

(EACH AS MAY BE FURTHER SUPPLEMENTED OR AMENDED FROM TIME-TO-TIME)

Effective September 17, 2001, a fee of 2% of redemption proceeds will be assessed upon Market Timers (as defined in the Prospectus under the section "Account Policies - Market Timers") who redeem or exchange their shares of the Fund within 90 days of purchase. The fee is paid to the Fund to help offset the transaction costs of frequent trading and to protect long-term shareholders of the Fund.

This redemption fee does not apply to 401(k) participant accounts, accounts not held individually through Franklin Templeton Investor Services, LLC, and accounts under the
automatic   dividend   reinvestment   program  and  the  systematic
withdrawal program.

1. As supplemented January 2, 2001
2. As supplemented March 28, 2001
3. As supplemented June 1, 2001

         Please keep this supplement for future reference.